Note 5 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
	2014	2013
Land and land improvements	$12,924	$11,887
Buildings and improvements	22,054	19,610
Machinery and equipment	8,559	3,088
Vehicles	493	455
Office furniture and fixtures	4,135	3,488
Construction in progress	2,961	2,591
	51,126	41,119
Less accumulated depreciation and amortization	(15,172)	(13,556)
Property and equipment, net	$35,954	$27,563